LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLES
LOAN RECEIVABLES

NOTE 5 – LOAN RECEIVABLES

USDm	2019	2018	2017
Loan receivables
Cost:
Balance as of 1 January	—	—	—
Additions during the year	4.7	—	—
Balance as of 31 December	4.7	—	—

Expected credit loss
Balance as of 1 January	—	—	—
Additions during the year	0.1	—	—
Balance as of 31 December	0.1	—	—

Carrying amount as of 31 December	4.6	—	—

These loans were issued as part of sale and leaseback transactions for two MR vessels. Further details are provided in note 23. The loans mature in 2026 and have an interest rate applicable, fixed at 1% per annum.